Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and due from banks	[1]	SFr 100,124	SFr 67,746	SFr 158,700	SFr 164,026
Interest-bearing deposits with banks		339	387
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		52,769	58,798
Securities received as collateral, at fair value		2,220	2,978
Trading assets, at fair value		37,238	65,955
Total investment securities		2,352	1,717
Other investments		4,667	5,463
Net loans		251,287	268,104
Goodwill		472	2,868
Other intangible assets		358	452
Brokerage receivables		4,005	13,818
Other assets		27,904	41,753
Total assets		483,735	530,039
Liabilities and equity
Due to banks		9,175	11,905
Customer deposits		182,557	234,554
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		2,949	20,371
Obligation to return securities received as collateral, at fair value		2,220	2,978
Trading liabilities, at fair value		12,933	18,337
Short-term borrowings		76,083	14,489
Long-term debt		134,577	150,661
Brokerage payables		1,800	11,442
Other liabilities		15,308	16,826
Total liabilities		437,602	481,563
Common shares		4,400	4,400
Additional paid-in capital		51,220	50,879
Retained earnings		9,868	7,659
Accumulated other comprehensive income/(loss)		(19,900)	(15,067)
Total shareholders' equity		45,588	47,871
Noncontrolling interests		545	605
Total equity		46,133	48,476	SFr 49,109	SFr 48,087
Total liabilities and equity		SFr 483,735	SFr 530,039

[1]	Includes restricted cash.